UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):  [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Weiss Asset Management LP[1]
Address: 29 Commonwealth Avenue, 10th Floor,
   Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

   /s/ Georgiy NikitinBoston, MA    May 14, 2010
----------------------------- --------------------- -------------------------
   [Signature]    [City, State]     [Date]

[1] Prior to February 1, 2010, Weiss Asset Management LP was structured as a limited liability company named Weiss Capital LLC, and reported holdings of one private investment company (the "Company"), for which it served as investment manager. On February 1, 2010, Weiss Capital LLC converted to limited partnership form, changed its name to Weiss Asset Management LP, and was also appointment as the investment manager to an additional entity, a private investment partnership (the "Partnership"). Since February 1, 2010, Weiss Asset Management LP has served as the investment manager to both the Company and the Partnership, and therefore, the holdings on this Schedule 13F include the securities beneficially owned by the Company and the Partnership. The holdings of the Partnership previously were reported by BIP GP LLC (f/k/a Weiss Asset Management LLC), which is the general partner of the Partnership.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   96

Form 13F Information Table Value Total: $ 267,520
 (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279         Andrew Weiss
2   028-12910         BIP GP LLC

COLUMN 1                   COLUMN 2       COLUMN 3  COLUMN 4 COLUMN 5                  COLUMN 6       COLUMN 7 COLUMN 8
                                                    AMOUNT AND TYPE OF                                         VOTING AUTHORITY
                                                    SECURITY
                                                    VALUE    SHR OR                    INVESTMENT     OTHER
NAME OF ISSUER             TITLE OF CLASS CUSIP     (x$1000) PRN AMT   SH/PRN PUT/CALL DISCRETION     MANAGERS SOLE      SHARED NONE
ACE LTD                    SHS            H0023R105      420     8,026 SH              SHARED-DEFINED        1     8,026        0
ADVANCED SEMICONDUCTOR     SPONSORED ADR  00756M404    2,906   641,558 SH              SHARED-DEFINED        1   641,558        0
ENGR
ADVENT CLAYMORE CV SECS &  COM            00764C109      410    24,400 SH              SHARED-DEFINED        1    24,400        0
IN
AFLAC INC                  COM            001055102      608    11,195 SH              SHARED-DEFINED        1    11,195        0
ALEXANDRIA REAL ESTATE EQ  COM            015271109      304     4,503 SH              SHARED-DEFINED        1     4,503        0
IN
ALLSTATE CORP              COM            020002101      416    12,861 SH              SHARED-DEFINED        1    12,861        0
AMERICAN EXPRESS CO        COM            025816109    1,027    24,888 SH              SHARED-DEFINED        1    24,888        0
AMERICAN INTL GROUP INC    COM NEW        026874784    2,047    59,959 SH              SHARED-DEFINED        1    59,959        0
AMERIPRISE FINL INC        COM            03076C106      235     5,182 SH              SHARED-DEFINED        1     5,182        0
ANNALY CAP MGMT INC        COM            035710409      372    21,680 SH              SHARED-DEFINED        1    21,680        0
AON CORP                   COM            037389103      414     9,698 SH              SHARED-DEFINED        1     9,698        0
AU OPTRONICS CORP          SPONSORED ADR  002255107    6,969   615,098 SH              SHARED-DEFINED        1   615,098        0
BANK OF AMERICA            COM            060505104    2,742   153,639 SH              SHARED-DEFINED        1   153,639        0
CORPORATION
BANK OF NEW YORK MELLON    COM            064058100      845    27,376 SH              SHARED-DEFINED        1    27,376        0
CORP
BARCLAYS BANK PLC          ETN            06739H255    2,295    58,168 SH              SHARED-DEFINED        1    58,168        0
                           DJUBSPLATM38
BARCLAYS BANK PLC          ETN DJUBS      06739H644      366    38,537 SH              SHARED-DEFINED        1    38,537        0
                           NAT37
BB&T CORP                  COM            054937107      429    13,258 SH              SHARED-DEFINED        1    13,258        0
BOSTON PROPERTIES INC      COM            101121101      207     2,747 SH              SHARED-DEFINED        1     2,747        0
BROOKFIELD PPTYS CORP      COM            112900105      293    19,097 SH              SHARED-DEFINED        1    19,097        0
CAPITAL ONE FINL CORP      COM            14040H105      387     9,351 SH              SHARED-DEFINED        1     9,351        0
CARE INVESTMENT TRUST INC  COM            141657106    3,337   374,132 SH              SHARED-DEFINED        1   374,132        0
CHUBB CORP                 COM            171232101      444     8,562 SH              SHARED-DEFINED        1     8,562        0
CHUNGHWA TELECOM CO LTD    SPON ADR NEW10 17133Q106    4,803   247,207 SH              SHARED-DEFINED        1   247,207        0
CITIGROUP INC              COM            172967101      530   130,869 SH              SHARED-DEFINED        1   130,869        0
CME GROUP INC              COM            12572Q105      511     1,617 SH              SHARED-DEFINED        1     1,617        0
COHEN & STEERS             COM            19248A109      441    29,644 SH              SHARED-DEFINED        1    29,644        0
INFRASTRUCTUR
COMPANHIA SIDERURGICA      SPONSORED ADR  20440W105    2,520    63,100 SH              SHARED-DEFINED        1    63,100        0
NACION
DISCOVER FINL SVCS         COM            254709108      171    11,457 SH              SHARED-DEFINED        1    11,457        0
EDCI HLDGS INC             COM            268315108      391   115,422 SH              SHARED-DEFINED        1   115,422        0
ELLSWORTH FUND LTD         COM            289074106       81    11,900 SH              SHARED-DEFINED        1    11,900        0
EQUITY RESIDENTIAL         SH BEN INT     29476L107      255     6,518 SH              SHARED-DEFINED        1     6,518        0
FIFTH THIRD BANCORP        COM            316773100      170    12,550 SH              SHARED-DEFINED        1    12,550        0
FRANKLIN RES INC           COM            354613101      419     3,777 SH              SHARED-DEFINED        1     3,777        0
GERDAU S A                 SPONSORED ADR  373737105      958    58,798 SH              SHARED-DEFINED        1    58,798        0
GOLDMAN SACHS GROUP INC    COM            38141G104    1,727    10,119 SH              SHARED-DEFINED        1    10,119        0
HARTFORD FINL SVCS GROUP   COM            416515104      222     7,813 SH              SHARED-DEFINED        1     7,813        0
INC
HCP INC                    COM            40414L109      277     8,408 SH              SHARED-DEFINED        1     8,408        0
HOST HOTELS & RESORTS INC  COM            44107P104      178    12,183 SH              SHARED-DEFINED        1    12,183        0
HUDSON CITY BANCORP        COM            443683107      163    11,513 SH              SHARED-DEFINED        1    11,513        0
ICICI BK LTD               ADR            45104G104    5,081   119,000 SH              SHARED-DEFINED        1   119,000        0
INFOSYS TECHNOLOGIES LTD   SPONSORED ADR  456788108   10,892   185,200 SH              SHARED-DEFINED        1   185,200        0
INVESCO LTD                SHS            G491BT108      204     9,330 SH              SHARED-DEFINED        1     9,330        0
ISHARES INC                MSCI BRAZIL    464286400   37,129   504,200 SH              SHARED-DEFINED        1   504,200        0
ISHARES INC                MSCI BRIC INDX 464286657      860    18,534 SH              SHARED-DEFINED        1    18,534        0
ISHARES INC                MSCI SINGAPORE 464286673   20,329 1,767,732 SH              SHARED-DEFINED        1 1,767,732        0
ISHARES INC                MSCI TAIWAN    464286731   52,369 4,172,831 SH              SHARED-DEFINED        1 4,172,831        0
ISHARES INC                MSCI GERMAN    464286806      272    12,459 SH              SHARED-DEFINED        1    12,459        0
ISHARES INC                MSCI MALAYSIA  464286830   10,105   865,184 SH              SHARED-DEFINED        1   865,184        0
ISHARES INC                MSCI HONG KONG 464286871    1,345    82,587 SH              SHARED-DEFINED        1    82,587        0
ISHARES S&P GSCI COMMODITY UNIT BEN INT   46428R107    6,256   200,768 SH              SHARED-DEFINED        1   200,768        0
I
ISHARES TR                 HIGH YLD CORP  464288513    7,467    84,500 SH              SHARED-DEFINED        1    84,500        0
ISHARES TR INDEX           MSCI EMERG MKT 464287234   22,859   542,677 SH              SHARED-DEFINED        1   542,677        0
ITAU UNIBANCO HLDG SA      SPON ADR REP   465562106    2,428   110,400 SH              SHARED-DEFINED        1   110,400        0
                           PF
JPMORGAN CHASE & CO        COM            46625H100    4,000    89,396 SH              SHARED-DEFINED        1    89,396        0
KEYCORP NEW                COM            493267108       92    11,807 SH              SHARED-DEFINED        1    11,807        0
KIMCO REALTY CORP          COM            49446R109      173    11,065 SH              SHARED-DEFINED        1    11,065        0
LOEWS CORP                 COM            540424108      316     8,483 SH              SHARED-DEFINED        1     8,483        0
MACK CALI RLTY CORP        COM            554489104      243     6,903 SH              SHARED-DEFINED        1     6,903        0
MARKET VECTORS ETF TR      BRAZL SMCP ETF 57060U613    2,115    46,275 SH              SHARED-DEFINED        1    46,275        0
MARSH & MCLENNAN COS INC   COM            571748102      299    12,258 SH              SHARED-DEFINED        1    12,258        0
MASTERCARD INC             CL A           57636Q104      488     1,922 SH              SHARED-DEFINED        1     1,922        0
METLIFE INC                COM            59156R108      525    12,111 SH              SHARED-DEFINED        1    12,111        0
MFA FINANCIAL INC          COM            55272X102       75    10,191 SH              SHARED-DEFINED        1    10,191        0
MORGAN STANLEY             COM NEW        617446448      687    23,449 SH              SHARED-DEFINED        1    23,449        0
NFJ DIVID INT & PREM       COM SHS        65337H109      310    19,600 SH              SHARED-DEFINED        1    19,600        0
STRTGY
NORTHERN TR CORP           COM            665859104      296     5,352 SH              SHARED-DEFINED        1     5,352        0
PETROLEO BRASILEIRO SA     SP ADR NON VTG 71654V101    3,544    89,505 SH              SHARED-DEFINED        1    89,505        0
PETRO
PETROLEO BRASILEIRO SA     SPONSORED ADR  71654V408    5,224   117,392 SH              SHARED-DEFINED        1   117,392        0
PETRO
PLUM CREEK TIMBER CO INC   COM            729251108      350     9,004 SH              SHARED-DEFINED        1     9,004        0
PNC FINL SVCS GROUP INC    COM            693475105      610    10,211 SH              SHARED-DEFINED        1    10,211        0
PRICE T ROWE GROUP INC     COM            74144T108      344     6,253 SH              SHARED-DEFINED        1     6,253        0
PROGRESSIVE CORP OHIO      COM            743315103      289    15,150 SH              SHARED-DEFINED        1    15,150        0
PROLOGIS                   SH BEN INT     743410102      242    18,355 SH              SHARED-DEFINED        1    18,355        0
PRUDENTIAL FINL INC        COM            744320102      618    10,216 SH              SHARED-DEFINED        1    10,216        0
PUBLIC STORAGE             COM            74460D109      281     3,059 SH              SHARED-DEFINED        1     3,059        0
REGIONS FINANCIAL CORP NEW COM            7591EP100      131    16,661 SH              SHARED-DEFINED        1    16,661        0
SCHWAB CHARLES CORP NEW    COM            808513105      391    20,898 SH              SHARED-DEFINED        1    20,898        0
SILICONWARE PRECISION INDS SPONSD ADR SPL 827084864    3,036   505,200 SH              SHARED-DEFINED        1   505,200        0
L
SIMON PPTY GROUP INC NEW   COM            828806109      469     5,590 SH              SHARED-DEFINED        1     5,590        0
SK TELECOM LTD             SPONSORED ADR  78440P108    3,450   199,900 SH              SHARED-DEFINED        1   199,900        0
SLM CORP                   COM            78442P106      140    11,205 SH              SHARED-DEFINED        1    11,205        0
SMALL CAP PREM & DIV INCM  COM            83165P101    3,712   368,263 SH              SHARED-DEFINED        1   368,263        0
FD
SPDR S&P 500 ETF TR        UNIT SER 1 S&P 78462F103    2,064    17,644 SH              SHARED-DEFINED        1    17,644        0
STATE STR CORP             COM            857477103      466    10,313 SH              SHARED-DEFINED        1    10,313        0
SUNTRUST BKS INC           COM            867914103      224     8,379 SH              SHARED-DEFINED        1     8,379        0
TAIWAN GREATER CHINA FD    SH BEN INT     874037104    1,063   167,854 SH              SHARED-DEFINED        1   167,854        0
TAUBMAN CTRS INC           COM            876664103      207     5,192 SH              SHARED-DEFINED        1     5,192        0
TRAVELERS COMPANIES INC    COM            89417E109      756    14,013 SH              SHARED-DEFINED        1    14,013        0
UBS AG JERSEY BRH          LONG PLATN     902641786      548    27,800 SH              SHARED-DEFINED        1    27,800        0
                           ETN18
US BANCORP DEL             COM NEW        902973304    1,071    41,396 SH              SHARED-DEFINED        1    41,396        0
VALE S A                   ADR            91912E105    1,976    61,400 SH              SHARED-DEFINED        1    61,400        0
VALE S A                   ADR REPSTG PFD 91912E204    3,270   117,800 SH              SHARED-DEFINED        1   117,800        0
VISA INC                   COM CL A       92826C839      973    10,690 SH              SHARED-DEFINED        1    10,690        0
VORNADO RLTY TR            SH BEN INT     929042109      262     3,455 SH              SHARED-DEFINED        1     3,455        0
WELLS FARGO & CO NEW       COM            949746101    3,007    96,623 SH              SHARED-DEFINED        1    96,623        0
WESTERN UN CO              COM            959802109      290    17,127 SH              SHARED-DEFINED        1    17,127        0